SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash Equivalents, at Carrying Value (in Dollars)	$ 0		$ 0
Cash, FDIC Insured Amount (in Dollars)	250,000		250,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	70,429,281	50,679,673	56,852,098	47,532,822
Other Liabilities, Current (in Dollars)			9,835
Derivative, Loss on Derivative (in Dollars)			204,114
Goodwill, Impairment Loss (in Dollars)				$ 5,341
Machinery and Equipment [Member] | Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years		3 years
Machinery and Equipment [Member] | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years		10 years
Building [Member] | Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years		18 years
Building [Member] | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member] | Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	18 years		3 years
Vehicles [Member] | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	28 years		5 years
Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate	158.00%		158.00%
Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate	165.00%		165.00%
Property, Plant and Equipment, Useful Life			28 years